GARTMORE VARIABLE INSURANCE TRUST

                            GVIT Small Cap Value Fund
                             GVIT Small Company Fund
                           GVIT Small Cap Growth Fund

                  Prospectus Supplement dated February 9, 2004
                       to Prospectus dated April 28, 2003


     Effective January 1, 2004, the annual management fee paid by the GVIT SMALL CAP GROWTH FUND (the "Fund") to its investment adviser, Gartmore Mutual Fund Capital Trust has been decreased to 0.95% of the Fund's average daily net assets.
     The following information replaces the fee table for the Fund in the Fund Summaries on page 14 of the above noted prospectus:





                                                                   CLASS   CLASS   CLASS
                                                                   ------  ------  ------
                                                                     I       II     III
                                                                   ------  ------  ------
Shareholder Fees[1] (paid directly from your investment)
-----------------------------------------------------------------  ------  ------  ------
Short Term Trading Fees  (as a percentage of amount redeemed)[2].  N/A     N/A      1.00%
-----------------------------------------------------------------  ------  ------  ------
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees . . . . . . . . . . . . . . . . . . . . . . . . .   0.95%   0.95%   0.95%
Distribution and/or Service (12b-1) Fees. . . . . . . . . . . . .   None    0.25%   None
Other Expenses. . . . . . . . . . . . . . . . . . . . . . . . . .   0.25%   0.25%   0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES. . . . . . . . . . . . . . .   1.20%   1.45%   1.20%
-----------------------------------------------------------------  ------  ------  ------

_________________

1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged may be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired.

      INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.